Debt - Narrative (Details)				1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 01, 2022 USD ($)	Nov. 01, 2021	Apr. 10, 2020	Nov. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) instrument	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) instrument	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 28, 2021 USD ($)	Dec. 27, 2021 USD ($)	Aug. 31, 2021 USD ($)	Aug. 27, 2021 USD ($)	Aug. 26, 2021 USD ($)
Debt Instrument [Line Items]
Long-term debt						$ 690,351,000		$ 690,351,000
Number of private placement unsecured senior notes | instrument						2		2
Short-term debt						$ 1,909,000,000		$ 1,909,000,000	$ 107,000,000
Current maturities of long-term debt						297,324,000		297,324,000	40,433,000
Issuance of long-term debt, net								1,660,696,000	662,377,000	$ 531,596,000
Subsequent Event
Debt Instrument [Line Items]
Proceeds from issuance of bonds	$ 600,000,000
Questar Pipelines
Debt Instrument [Line Items]
Debt instrument face amount						430,000,000		430,000,000
Long-term debt						$ 449,700,000		$ 449,700,000
Minimum | Subsequent Event
Debt Instrument [Line Items]
Proceeds from issuance of equity and equity-linked instruments	900,000,000
Issuance of long-term debt, net	600,000,000
Minimum | Questar Pipelines
Debt Instrument [Line Items]
Debt instrument, stated interest rate						3.53%		3.53%
Maximum | Subsequent Event
Debt Instrument [Line Items]
Proceeds from issuance of equity and equity-linked instruments	1,000,000,000
Issuance of long-term debt, net	$ 700,000,000
Maximum | Questar Pipelines
Debt Instrument [Line Items]
Debt instrument, stated interest rate						4.875%		4.875%
Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt						$ 480,000,000		$ 480,000,000
Debt covenant, additional debt amount could be issued								2,900,000,000
Debt covenant, equity cushion relating to minimum net worth requirement								2,000,000,000
Short-term debt						250,000,000		250,000,000	57,000,000
Current maturities of long-term debt						$ 275,000,000		275,000,000	0
Issuance of long-term debt, net								297,318,000	446,508,000	$ 297,222,000
Centuri
Debt Instrument [Line Items]
Debt covenant, additional debt amount could be issued								320,000,000
Debt covenant, equity cushion relating to minimum fixed charge ratio coverage requirement								$ 181,000,000
Debt covenant, dividend restriction calculation, percentage of net income						50.00%		50.00%
Debt covenant, dividend restriction calculation, period								12 months
Notes 3.18%, due 2051 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument face amount															$ 300,000,000
Debt instrument, stated interest rate						3.18%		3.18%							3.18%
Debt instrument discount rate															0.019%
Centuri secured term loan facility | Centuri
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity																$ 1,145,000,000
Debt instrument face amount																	$ 590,000,000
Debt instrument discount rate																1.00%
Centuri secured term loan facility | Alternative Base Rate | Centuri
Debt Instrument [Line Items]
Debt, basis spread on variable rate								1.50%
Centuri secured term loan facility | LIBOR | Centuri
Debt Instrument [Line Items]
Debt floor interest rate								0.50%
Centuri secured term loan facility | LIBOR | Centuri | Minimum
Debt Instrument [Line Items]
Debt, basis spread on variable rate								2.50%
Centuri Secured Term Loan Facility and Revolving Credit Facility | Centuri
Debt Instrument [Line Items]
Borrowings outstanding under facility						$ 1,220,000,000		$ 1,220,000,000
Effective interest rates						3.00%		3.00%
Centuri Secured Term Loan Facility and Revolving Credit Facility | Centuri | Minimum
Debt Instrument [Line Items]
Commitment fee percentage								0.15%
Centuri Secured Term Loan Facility and Revolving Credit Facility | Centuri | Maximum
Debt Instrument [Line Items]
Commitment fee percentage								0.35%
Centuri Secured Term Loan Facility and Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Borrowings outstanding under facility						$ 3,200,000,000		$ 3,200,000,000
Notes, 6.1%, due 2041 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument, stated interest rate						6.10%		6.10%
$250 Million Term Loan | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt covenant, ratio of funded debt to total capitalization						0.70		0.70
Debt instrument face amount					$ 250,000,000		$ 250,000,000
Weighted average interest rate						0.80%		0.80%
$250 Million Term Loan | Alternative Base Rate | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt, basis spread on variable rate					0.00%
$250 Million Term Loan | LIBOR | Southwest Gas Corporation
Debt Instrument [Line Items]
Borrowings outstanding under facility						$ 250,000,000		$ 250,000,000
$250 Million Term Loan | LIBOR | Southwest Gas Corporation | Minimum
Debt Instrument [Line Items]
Debt, basis spread on variable rate					0.55%
$250 Million Term Loan | LIBOR | Southwest Gas Corporation | Maximum
Debt Instrument [Line Items]
Debt, basis spread on variable rate					1.00%
Term Loan Facility due December 30, 2022
Debt Instrument [Line Items]
Short-term debt						1,909,000,000		1,909,000,000
Current maturities of long-term debt						$ 297,000,000		$ 297,000,000
Term Loan Facility due December 30, 2022 | Loans Payable
Debt Instrument [Line Items]
Weighted average interest rate						1.354%		1.354%
Change intervals of basis spread on variable rate				0.25%
Debt term, mandatory prepayment as percentage of cash proceeds received				100.00%
Debt term, percentage of committed amount under specific acquisition financings				100.00%
Term Loan Facility due December 30, 2022 | Questar Pipelines | Loans Payable
Debt Instrument [Line Items]
Line of credit designated for working capital purposes				$ 1,500,000,000
Debt instrument face amount				$ 1,600,000,000
Debt covenant, additional debt amount could be issued								$ 1,000,000,000
Debt Instrument, term				364 days
Term Loan Facility due December 30, 2022 | Minimum | Loans Payable
Debt Instrument [Line Items]
Commitment fee percentage				0.06%
Term Loan Facility due December 30, 2022 | Maximum | Loans Payable
Debt Instrument [Line Items]
Commitment fee percentage				0.175%
Term Loan Facility due December 30, 2022 | Alternative Base Rate | Minimum | Loans Payable
Debt Instrument [Line Items]
Debt, basis spread on variable rate				0.00%
Term Loan Facility due December 30, 2022 | Alternative Base Rate | Maximum | Loans Payable
Debt Instrument [Line Items]
Debt, basis spread on variable rate				0.50%
Term Loan Facility due December 30, 2022 | LIBOR | Minimum | Loans Payable
Debt Instrument [Line Items]
Debt, basis spread on variable rate				0.75%
Term Loan Facility due December 30, 2022 | LIBOR | Maximum | Loans Payable
Debt Instrument [Line Items]
Debt, basis spread on variable rate				1.50%
Line of Credit | LIBOR | Southwest Gas Corporation
Debt Instrument [Line Items]
Borrowings outstanding under facility						$ 130,000,000		130,000,000
$400 Million Credit Facility | Southwest Gas Corporation
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity						400,000,000		400,000,000
Line of credit designated as long term debt						150,000,000		150,000,000
Line of credit designated for working capital purposes						250,000,000		250,000,000
Long-term debt						$ 130,000,000		$ 130,000,000
Effective interest rates						1.24%		1.24%
Minimum amount outstanding during period								$ 0
Maximum amount outstanding during period							$ 275,000,000
Debt covenant, ratio of funded debt to total capitalization						0.70		0.70
Short-term debt						$ 0		$ 0	57,000,000
Weighted average interest rate						1.10%		1.10%
$400 Million Credit Facility | Southwest Gas Corporation | Minimum
Debt Instrument [Line Items]
Commitment fee percentage			0.075%
$400 Million Credit Facility | Southwest Gas Corporation | Maximum
Debt Instrument [Line Items]
Commitment fee percentage			0.20%
$400 Million Credit Facility | SOFR
Debt Instrument [Line Items]
Debt, basis spread on variable rate								1.125%
$400 Million Credit Facility | SOFR | Southwest Gas Corporation | Minimum
Debt Instrument [Line Items]
Debt, basis spread on variable rate			0.75%
$400 Million Credit Facility | SOFR | Southwest Gas Corporation | Maximum
Debt Instrument [Line Items]
Debt, basis spread on variable rate			1.50%
$400 Million Credit Facility | Alternative Base Rate
Debt Instrument [Line Items]
Debt, basis spread on variable rate								0.125%
$400 Million Credit Facility | Alternative Base Rate | Southwest Gas Corporation | Minimum
Debt Instrument [Line Items]
Debt, basis spread on variable rate			0.00%
$400 Million Credit Facility | Alternative Base Rate | Southwest Gas Corporation | Maximum
Debt Instrument [Line Items]
Debt, basis spread on variable rate			0.50%
Commercial Paper Program | Southwest Gas Corporation
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity						$ 50,000,000		$ 50,000,000
Borrowings outstanding under facility						0		0
Revolving Credit Facility | Line of Credit | Centuri
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity																$ 400,000,000
Minimum amount outstanding during period						103,000,000
Maximum amount outstanding during period						116,000,000
Assets amount securing the facility						$ 2,500,000,000		$ 2,500,000,000
Debt covenant, net leverage ratio						5.50		5.50
Debt covenant, net leverage ratio with certain material acquisitions						4.50		4.50
Debt covenant, minimum interest coverage ratio						2.50		2.50
Revolving Credit Facility | Line of Credit | Centuri | Forecast
Debt Instrument [Line Items]
Debt covenant, net leverage ratio											4.00	4.75
Revolving Credit Facility | Line of Credit | Alternative Base Rate | Centuri | Minimum
Debt Instrument [Line Items]
Debt, basis spread on variable rate								0.00%
Revolving Credit Facility | Line of Credit | Alternative Base Rate | Centuri | Maximum
Debt Instrument [Line Items]
Debt, basis spread on variable rate								1.25%
Revolving Credit Facility | Line of Credit | LIBOR | Centuri | Minimum
Debt Instrument [Line Items]
Debt, basis spread on variable rate								1.00%
Revolving Credit Facility | Line of Credit | LIBOR | Centuri | Maximum
Debt Instrument [Line Items]
Debt, basis spread on variable rate								2.25%
$100 Million Credit Facility
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity														$ 100,000,000
$200 Million Credit Facility
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity													$ 200,000,000
Minimum amount outstanding during period						$ 22,000,000
Maximum amount outstanding during period						59,000,000
Short-term debt						$ 59,000,000		$ 59,000,000	$ 50,000,000
Weighted average interest rate						1.323%		1.323%	1.225%
Line of credit facility, maximum commitment amount						$ 300,000,000		$ 300,000,000
$200 Million Credit Facility | SOFR
Debt Instrument [Line Items]
Debt, basis spread on variable rate		1.25%
$200 Million Credit Facility | Alternative Base Rate
Debt Instrument [Line Items]
Debt, basis spread on variable rate		0.25%